MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares Security Description Value
Common Stock - 56.0%
Communication Services - 6.8%
1,433 Alphabet, Inc., Class A
(a)
$ 3,377,366
34,293 AT&T, Inc. 1,009,243
32,172 Comcast Corp., Class A 1,844,742
7,289 Facebook, Inc., Class A
(a)(b)
2,396,113
10,041 The Walt Disney Co.
(a)
1,793,825
17,941 Verizon Communications, Inc. 1,013,487
11,434,776
Consumer Discretionary - 5.3%
1,118 Amazon.com, Inc.
(a)(b)
3,603,392
2,814 McDonald's Corp. 658,167
10,544 NIKE, Inc., Class B 1,438,834
10,011 The Home Depot, Inc. 3,192,608
8,893,001
Consumer Staples - 3.8%
11,233 Altria Group, Inc. 552,888
5,660 Anheuser-Busch InBev SA/NV, ADR 428,858
1,270 Costco Wholesale Corp. 480,403
5,376 Diageo PLC, ADR 1,038,912
15,152 Mondelez International, Inc., Class A 962,606
9,224 PepsiCo., Inc. 1,364,599
4,882 The Procter & Gamble Co. 658,338
5,755 Walmart, Inc. 817,383
6,303,987
Energy - 1.7%
4,159 Chevron Corp. 431,663
4,761 EOG Resources, Inc. 382,499
7,329 Exxon Mobil Corp. 427,794
48,133 Kinder Morgan, Inc. 882,759
5,807 Marathon Petroleum Corp. 358,872
3,323 Occidental Petroleum Corp. 86,265
8,894 Schlumberger NV 278,649
2,848,501
Financials - 6.8%
52,675 Bank of America Corp. 2,232,893
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,211,017
7,060 Chubb, Ltd. 1,200,129
11,965 Citigroup, Inc. 941,765
12,857 JPMorgan Chase & Co. 2,111,634
14,790 MetLife, Inc. 966,675
12,732 The Charles Schwab Corp. 940,258
13,795 U.S. Bancorp 838,460
19,495 Wells Fargo & Co. 910,806
11,353,637
Health Care - 7.9%
15,837 Abbott Laboratories 1,847,386
9,442 AbbVie, Inc. 1,068,834
7,031 Amgen, Inc. 1,672,956
11,136 Bristol-Myers Squibb Co. 731,858
9,531 CVS Health Corp. 823,860
9,690 Johnson & Johnson 1,640,033
10,745 Medtronic PLC 1,360,210
6,765 Merck & Co., Inc. 513,396
20,839 Pfizer, Inc. 807,094
6,703 UnitedHealth Group, Inc. 2,761,100
2,585 Viatris, Inc. 39,395
13,266,122

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares Security Description Value
Industrials - 4.5%
5,392 Carrier Global Corp. $ 247,655
9,007 Honeywell International, Inc. 2,079,806
2,696 Otis Worldwide Corp. 211,178
14,637 Raytheon Technologies Corp. 1,298,448
3,529 The Boeing Co.
(a)
871,734
4,919 Union Pacific Corp. 1,105,447
7,679 United Parcel Service, Inc., Class B 1,647,913
7,462,181
Information Technology - 16.0%
6,178 Advanced Micro Devices, Inc.
(a)
494,734
40,860 Apple, Inc. 5,091,565
2,387 Broadcom, Inc. 1,127,452
27,517 Cisco Systems, Inc./Delaware 1,455,649
4,461 Fortinet, Inc.
(a)(b)
974,907
15,389 Intel Corp. 879,020
2,669 Intuit, Inc. 1,171,931
19,736 Microsoft Corp. 4,927,684
1,681 NVIDIA Corp.
(b)
1,092,280
24,562 Oracle Corp. 1,934,012
12,656 QUALCOMM, Inc. 1,702,738
2,444 ServiceNow, Inc.
(a)(b)
1,158,163
14,260 Visa, Inc., Class A 3,241,298
11,649 Xilinx, Inc.
(b)
1,479,423
26,730,856
Materials - 0.4%
2,318 Air Products and Chemicals, Inc. 694,612
Real Estate - 1.2%
4,439 American Tower Corp. REIT 1,133,987
25,155 Weyerhaeuser Co. REIT 954,884
2,088,871
Utilities - 1.6%
37,380 NextEra Energy, Inc. 2,736,964
Total Common Stock (Cost $54,568,177) 93,813,508
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 4.5%
U.S. Treasury Securities - 4.5%
$ 7,500,000 U.S. Treasury Note
(Cost $7,478,906) 1.50% 11/30/21 7,554,387
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 4,544
Shares Security Description Value
Money Market Fund - 40.9%
68,465,106 Fidelity Investments Money Market Government Portfolio, Class I, 0.01%
(c)(d)
(Cost $68,465,106) 68,465,106

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Contracts Security Description Strike Price Exp. Date
Notional
Contract Value Value
Purchased Options - 0.0%
Put Options Purchased - 0.0%
5 CBOE S&P 500 INDEX S&P 500
(Premiums Paid $99,452) $ 4,000.00 01/22 $ 2,102,055 $ 80,350
Total Purchased Options (Premiums Paid $99,452) 80,350
Investments, at value - 101.4% (Cost $130,611,641) $ 169,917,895
Total Written Options - (1.7)% (Premiums Received $(3,277,438)) (2,869,169)
Other Assets & Liabilities, Net - 0.3% 518,982
Net Assets - 100.0% $ 167,567,708

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2021

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.7)%
Call Options Written - (1.6)%
(51) CBOE S&P 500 INDEX S&P 500 $ 4,100.00 06/21 $ (21,440,961) $ (598,740)
(10) CBOE S&P 500 INDEX S&P 500 4,140.00 06/21 (4,204,110) (89,600)
(20) CBOE S&P 500 INDEX S&P 500 4,075.00 06/21 (8,408,220) (297,500)
(15) CBOE S&P 500 INDEX S&P 500 4,000.00 06/21 (6,306,165) (334,200)
(54) CBOE S&P 500 INDEX S&P 500 4,175.00 07/21 (22,702,194) (436,860)
(28) CBOE S&P 500 INDEX S&P 500 4,160.00 07/21 (11,771,508) (256,480)
(11) CBOE S&P 500 INDEX S&P 500 4,150.00 07/21 (4,624,521) (108,955)
(11) CBOE S&P 500 INDEX S&P 500 4,100.00 07/21 (4,624,521) (153,065)
(11) CBOE S&P 500 INDEX S&P 500 4,100.00 07/21 (4,624,521) (170,005)
(25) Facebook, Inc. 350.00 07/21 821,825 (7,000)
(35) Fortinet, Inc. 190.00 06/21 764,890 (101,325)
(12) NVIDIA Corp. 620.00 06/21 779,736 (46,860)
(80) Xilinx, Inc. 135.00 09/21 1,016,000 (54,800)
Total Call Options Written (Premiums Received $(2,708,523)) (2,655,390)
Put Options Written - (0.1)%
(45) CBOE S&P 500 INDEX S&P 500 4,000.00 06/21 18,000,000 (26,100)
(10) CBOE S&P 500 INDEX S&P 500 3,950.00 06/21 3,950,000 (4,250)
(35) CBOE S&P 500 INDEX S&P 500 3,950.00 06/21 13,825,000 (19,075)
(32) CBOE S&P 500 INDEX S&P 500 4,000.00 07/21 12,800,000 (72,064)
(25) CBOE S&P 500 INDEX S&P 500 3,950.00 07/21 9,875,000 (46,500)
(11) CBOE S&P 500 INDEX S&P 500 3,925.00 07/21 4,317,500 (18,590)
(5) CBOE S&P 500 INDEX S&P 500 3,300.00 01/22 1,650,000 (27,200)
Total Put Options Written (Premiums Received $(568,915)) (213,779)
Total Written Options - (1.7)% (Premiums Received
$(3,277,438)) $ (2,869,169)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2021

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2021.
(d) All or a portion of this security is held as collateral for written options.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 11,434,776 $ – $ – $ 11,434,776
Consumer Discretionary 8,893,001 – – 8,893,001
Consumer Staples 6,303,987 – – 6,303,987
Energy 2,848,501 – – 2,848,501
Financials 11,353,637 – – 11,353,637
Health Care 13,266,122 – – 13,266,122
Industrials 7,462,181 – – 7,462,181
Information Technology 26,730,856 – – 26,730,856
Materials 694,612 – – 694,612
Real Estate 2,088,871 – – 2,088,871
Utilities 2,736,964 – – 2,736,964
U.S. Government & Agency Obligations – 7,554,387 – 7,554,387
Warrants 4,544 – – 4,544
Money Market Fund – 68,465,106 – 68,465,106
Purchased Options – 80,350 – 80,350
Investments at Value $ 93,818,052 $ 76,099,843 $ – $ 169,917,895
Total Assets $ 93,818,052 $ 76,099,843 $ – $ 169,917,895
Liabilities
Other Financial Instruments*
Written Options (360,989) (2,508,180) – (2,869,169)
Total Liabilities $ (360,989) $ (2,508,180) $ – $ (2,869,169)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.